Annual Total Returns [BarChart] - Money Market Fund - None or same as Fund Name	Dec. 01, 2021
Bar Chart Table:
2011	0.01%
2012	0.03%
2013	0.01%
2014	0.01%
2015	0.01%
2016	0.07%
2017	0.58%
2018	1.57%
2019	1.86%
2020	0.38%